CONVERTIBLE DEBT INSTRUMENTS - Schedule of Convertible Instruments (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Balance in the beginning of the period	R$ 14,981,417		R$ 9,698,912
Payment of principal	5,854,411		1,723,166
Payment of interest	2,063,307		1,340,728
Interest incurred	2,791,669		1,399,094
Foreign currency exchange	(1,677,383)		2,749,867
Balance at the end of the period	23,059,604		14,981,417		R$ 9,698,912
Current	88,996		124,321
Non-current	308,370		1,058,047
Restructuring payment of a premium	1,428
Reconstitution of the debt	712,965
Restructuring of convertible debentures	334,599		R$ 0		352,430
Not designated as hedging instrument
Disclosure of detailed information about borrowings [line items]
Restructuring	R$ 961,252
U.S. dollar
Disclosure of detailed information about borrowings [line items]
Balance in the beginning of the period | $		$ 13,543,411		$ 8,713,825
Payment of principal | $		5,046,889		581,276
Payment of interest | $		1,923,498		1,179,020
Interest incurred | $		2,656,742		1,223,371
Foreign currency exchange | $		(1,677,383)		2,749,867
Balance at the end of the period | $		$ 21,693,348		$ 13,543,411
Convertible debenture instrument
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	12.30%		12.30%
Effective rate p.a.	12.30%		12.30%
Maturity	Oct-28	Oct-28	Oct-28	Oct-28
Balance in the beginning of the period	R$ 1,182,368		R$ 1,201,610
Funding	84,884
Variation of the conversion right	(1,006,544)		(437,035)
Payment of principal	(351,581)
Payment of interest	(188,780)		(76,382)
Interest incurred	405,207		273,826
Foreign currency exchange	22,097		220,349
Effect of restructuring	249,715
Balance at the end of the period	397,366		1,182,368		1,201,610
Current	88,996		124,321		25,807
Non-current	308,370		1,058,047		1,175,803
Convertible debenture instrument | 2025
Disclosure of detailed information about borrowings [line items]
Balance in the beginning of the period	124,321
Balance at the end of the period	0		124,321
Convertible debenture instrument | 2026
Disclosure of detailed information about borrowings [line items]
Balance in the beginning of the period	0
Balance at the end of the period	88,996		0
Convertible debenture instrument | 2028
Disclosure of detailed information about borrowings [line items]
Balance in the beginning of the period	1,058,047
Balance at the end of the period	308,370		1,058,047
Convertible debenture instrument | U.S. dollar
Disclosure of detailed information about borrowings [line items]
Balance in the beginning of the period	1,182,368		1,201,610
Funding	84,884
Variation of the conversion right	(1,006,544)		(437,035)
Payment of principal	(351,581)
Payment of interest	(188,780)		(76,382)
Interest incurred	405,207		273,826
Foreign currency exchange	22,097		220,349
Effect of restructuring	249,715
Balance at the end of the period	R$ 397,366		R$ 1,182,368		R$ 1,201,610